Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting

A. Basis of Accounting

The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Notes Receivable from Participants

C. Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document.

Payment of Benefits	D. Payment of Benefits Benefits are recorded when paid.
Contributions

E. Contributions

Contributions from Plan participants and the Bank matching contributions are recorded in the plan year in which the participant contributions are withheld from compensation. The Bank discretionary profit sharing contribution is recorded in the plan year in which participant compensation is paid.

Investment Valuation and Income Recognition

F. Investment Valuation and Income Recognition

Investments are reported at fair value, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements. Valuations of the Plan assets are generally made every business day. Net appreciation in fair value of investments includes realized gains and losses on investments sold during the year and unrealized appreciation (depreciation) of investments held at year-end. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date.

Administrative Expenses

G. Administrative Expenses

Certain expenses of maintaining the Plan are paid directly by the Bank and are excluded from these financial statements. Fees related to the administration of notes receivable from participants, distributions, and an annual administrative fee are charged directly to the related participant’s account and are included in administrative expenses. Other administrative, trust, and audit fees are paid by the Plan and are also included in administrative expenses. Investment related expenses are included in net appreciation in fair value of investments.